Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2022
Entity File Number	001-37931
Entity Registrant Name	GTY TECHNOLOGY HOLDINGS INC.
Entity Central Index Key	0001682325
Entity Tax Identification Number	83-2860149
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	800 Boylston Street
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	877
Local Phone Number	465-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GTYH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false